Goodwill and Intangible Assets - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	May. 31, 2015	May. 31, 2014	May. 31, 2013
Goodwill [Line Items]
Amortization expense of acquired intangibles	$ 72,587	$ 61,945	$ 56,765
Customer-related intangible assets
Goodwill [Line Items]
Intangible assets weighted average amortization periods	15 years 1 month 6 days	13 years 2 months 24 days
Contract-based intangible assets
Goodwill [Line Items]
Intangible assets weighted average amortization periods		13 years 2 months 18 days
Technology-based intangible assets
Goodwill [Line Items]
Intangible assets weighted average amortization periods	9 years 1 month 6 days	6 years 6 months
Trademarks and Trade Names
Goodwill [Line Items]
Intangible assets weighted average amortization periods	6 years 1 month 6 days